Disclosure of earnings per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Income (loss) for the year	$ 1,150,637	$ (683,299)
Weighted average number of shares outstanding	42,391,792	25,986,111
Dilutive effect of options and warrants	13,665,282	0
Weighted average diluted shares outstanding	56,057,074	25,986,111
Basic income (loss) per share	$ 0.03	$ (0.03)
Diluted income (loss) per share	$ 0.02	$ (0.03)